Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 682	$ 16
Receivables, net
Trade	115	139
Affiliate	91	85
Prepayments and other	23	12
Total Current Assets	911	252
Net Property, Plant and Equipment	3,133	3,467
Acquired intangibles, net	962	976
Goodwill	117	130
Investment in Unconsolidated Affiliates	345	58
Other Noncurrent Assets	29	26
Total Assets	5,497	4,909
Accounts payable
Trade	57	84
Affiliate	40	48
Accrued interest and financing costs	37	31
Other current liabilities	43	59
Total Current Liabilities	177	222
Debt, Net of Unamortized Issuance Costs	3,218	2,844
Other Noncurrent Liabilities	46	49
Total Liabilities	3,441	3,115
Commitments and Contingencies (Note 6)
EQUITY
Equity Of Predecessors	46	16
Common unitholders; 100,691,105 units issued and outstanding (93,478,326 in 2015)	2,006	1,707
General partner; 1,900,515 units issued and outstanding (1,900,515 in 2015)	4	(13)
Noncontrolling interest	0	84
Total Equity	2,056	1,794
Total Liabilities and Equity	$ 5,497	$ 4,909